Note 38 (Tables)	6 Months Ended
Jun. 30, 2025
Administration Costs [Abstract]
Personnel expense [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

PERSONNEL EXPENSE (MILLIONS OF EUROS)

	Notes	June 2025	June 2024
Wages and salaries		2,768	2,731
Social security costs		528	486
Defined contribution plan expense	24	72	86
Defined benefit plan expense	24	28	31
Other personnel expense		297	300
Total		3,693	3,633

Other administrative expense [Table Text Block]
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

OTHER ADMINISTRATIVE EXPENSE. BREAKDOWN BY MAIN CONCEPTS (MILLIONS OF EUROS)

	June 2025	June 2024
Technology and systems	874	881
Communications	125	132
Advertising	251	199
Property, fixtures and materials	277	284
Taxes other than income tax ⁽¹⁾	60	260
Surveillance and cash courier services	130	125
Other expense	628	587
Total	2,345	2,467
(1) The variation is mainly explained by the recognition of lower expense corresponding to the value added tax in BBVA, S.A. following the upward re-estimation of such tax, applied pro-rata in previous periods and in 2025.